Refund Liabilities - Summary of Change in Refund Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities [Abstract]
Balance, beginning of year	$ 6,471	$ 3,882
Additions	5,780	19,196
Actual sales return and discount	(8,922)	(16,607)
Balance, end of year	$ 3,329	$ 6,471